Revenue - Summary of Estimated Revenue Expected to be Recognized in Future Related to Remaining Performance Obligations (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 22,702	$ 22,869
Less than 1 Year [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	15,141	8,807
1-2 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	5,475	7,842
2-5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	2,086	6,206
More than 5 years [member]
Disclosure of performance obligations [line items]
Transaction price allocated to remaining performance obligations	$ 0	$ 14